Organization and principal activities (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
True Silver Limited [Member]
Statement [Line Items]
Place of incorporation	British Virgin Islands
Issued and fully paid up capital		$ 50
Group's effective interest	100.00%	100.00%	100.00%
Held by the Company	100.00%	100.00%	100.00%
Principal activities	Investment holding
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Place of incorporation	Hong Kong
Issued and fully paid up capital			$ 10
Group's effective interest	100.00%	100.00%	100.00%
Principal activities	Investment holding
Held by a subsidiary	100.00%	100.00%	100.00%
Wuhan Chutian Investment Holdings Co. Ltd [Member]
Statement [Line Items]
Place of incorporation	PRC
Issued and fully paid up capital		$ 3,000
Group's effective interest	100.00%	100.00%	100.00%
Principal activities	Investment holding
Held by a subsidiary	100.00%	100.00%	100.00%
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Place of incorporation	PRC
Issued and fully paid up capital | ¥	¥ 450,000
Group's effective interest	80.00%	80.00%	80.00%
Principal activities	Microfinance lender
Held by a subsidiary	80.00%	80.00%	80.00%